Non-Controlling Interests - Additional Information (Detail) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Sep. 30, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of noncontrolling interests [line items]
Dividends paid to non-controlling interests	$ 59
Apollo Global Management Inc [Member]
Disclosure of noncontrolling interests [line items]
Percentage of minority interest sold			49.9
Proceeds from sales of investments accounted for using equity method			$ 3,000
Ambev [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interests in subsidiary			61.83%	61.83%
Dividends paid to non-controlling interests			$ 600	$ 700
Budweiser APAC [Member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interests in subsidiary		87.22%	87.22%	87.22%